Events After the Reporting Period - Restructuring (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Restructuring expenses		€ 19	€ 182	€ 28
Restructuring | Lowest
Disclosure of non-adjusting events after reporting period [line items]
Restructuring expenses	€ 800
Restructuring | Highest
Disclosure of non-adjusting events after reporting period [line items]
Restructuring expenses	€ 950